ACQUISITIONS - Schedule of acquisition date fair values (Details) € in Millions, £ in Millions, $ in Millions	May 09, 2022 EUR (€)	May 09, 2022 USD ($)	Jun. 30, 2022 USD ($)	May 09, 2022 USD ($)	May 02, 2022 GBP (£)	May 02, 2022 USD ($)	Feb. 28, 2022 GBP (£)	Feb. 28, 2022 USD ($)
JLM
Disclosure of detailed information about business combination [line items]
Current assets								$ 10
Property, plant and equipment								10
Intangible assets								24
Other non-current assets								0
Total assets								44
Deferred tax liabilities								(8)
Other liabilities								(13)
Total liabilities								(21)
Net assets acquired								23
Consideration paid, net of cash acquired							£ 43	43
Non-controlling interests								0
Fair value of previously held interests at acquisition date								0
Goodwill recognised as of acquisition date								$ 20
ASL
Disclosure of detailed information about business combination [line items]
Current assets						$ 11
Property, plant and equipment						14
Intangible assets						16
Other non-current assets						1
Total assets						42
Deferred tax liabilities						(6)
Other liabilities						(10)
Total liabilities						(16)
Net assets acquired						26
Consideration paid, net of cash acquired					£ 39	39
Non-controlling interests						0
Fair value of previously held interests at acquisition date						0
Goodwill recognised as of acquisition date						$ 13
CSM
Disclosure of detailed information about business combination [line items]
Current assets				$ 68
Property, plant and equipment				16
Intangible assets				0
Other non-current assets				1
Total assets				85
Deferred tax liabilities				0
Other liabilities				(51)
Total liabilities				(51)
Net assets acquired				34
Consideration paid, net of cash acquired	€ 7			7
Non-controlling interests				4
Fair value of previously held interests at acquisition date				$ 20
Gain recognised in bargain purchase transaction	€ (3)	$ (3)
ArcelorMittal Texas HBI
Disclosure of detailed information about business combination [line items]
Current assets			$ 269
Property, plant and equipment			763
Intangible assets			11
Other non-current assets			0
Total assets			1,043
Deferred tax liabilities			0
Other liabilities			(75)
Total liabilities			(75)
Net assets acquired			968
Consideration paid, net of cash acquired			806
Non-controlling interests			196
Fair value of previously held interests at acquisition date			0
Goodwill recognised as of acquisition date			$ 34